UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

October 31, 2018

Portfolio of Investments

Common Stocks — 87.3%
Security	Shares	Value

Argentina — 6.9%
Banco Macro SA, Class B ADR	29,661	$1,325,550
BBVA Banco Frances SA ADR	45,945	504,017
Central Puerto SA ADR	48,655	466,115
Corp. America Airports SA(1)	20,616	163,485
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	13,975	318,630
Globant SA(1)	20,736	1,067,489
Grupo Financiero Galicia SA, Class B ADR	66,276	1,528,324
Grupo Financiero Valores SA	180,500	25,441
Grupo Supervielle SA ADR	38,200	318,588
Loma Negra Cia Industrial Argentina SA ADR(1)	38,327	345,326
Pampa Energia SA ADR(1)	42,369	1,402,838
Telecom Argentina SA ADR	70,288	1,272,916
Transportadora de Gas del Sur SA ADR	50,039	727,067
YPF SA ADR(1)	113,809	1,707,135
		$11,172,921

China — 11.0%
58.com, Inc. ADR(1)	1,300	$85,267
AAC Technologies Holdings, Inc.	12,500	95,216
Agricultural Bank of China, Ltd., Class H	393,000	172,991
Alibaba Group Holding, Ltd. ADR(1)	16,154	2,298,391
Anhui Conch Cement Co., Ltd., Class H	24,000	124,395
ANTA Sports Products, Ltd.	17,000	70,185
Baidu, Inc. ADR(1)	3,980	756,439
Bank of China, Ltd., Class H	1,162,000	495,060
Beijing Enterprises Water Group, Ltd.	98,000	50,045
Brilliance China Automotive Holdings, Ltd.	56,000	49,125
BYD Co., Ltd., Class H	14,500	93,275
CGN Power Co., Ltd., Class H(2)	155,000	35,647
China Cinda Asset Management Co., Ltd., Class H	147,000	36,086
China Communications Construction Co., Ltd., Class H	78,000	71,519
China Construction Bank Corp., Class H	1,202,000	953,843
China Everbright International, Ltd.	82,222	65,777
China Evergrande Group	59,000	141,469
China Galaxy Securities Co., Ltd., Class H	59,500	29,974
China Gas Holdings, Ltd.	23,600	74,916
China Life Insurance Co., Ltd., Class H	109,000	218,414
China Literature, Ltd.(1)(2)	1	5
China Mengniu Dairy Co., Ltd.	47,000	139,067
China Merchants Port Holdings Co., Ltd.	24,160	41,152
China Mobile, Ltd.	90,000	843,109
China Overseas Land & Investment, Ltd.	60,000	188,630
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	157,550
China Petroleum & Chemical Corp., Class H	382,000	311,168

Security	Shares	Value

China (continued)
China Railway Construction Corp., Ltd., Class H	46,500	$59,055
China Railway Group, Ltd., Class H	86,000	76,859
China Resources Beer Holdings Co., Ltd.	38,000	132,416
China Resources Gas Group, Ltd.	20,000	76,659
China Resources Land, Ltd.	47,777	162,499
China Resources Power Holdings Co., Ltd.	34,000	59,821
China Shenhua Energy Co., Ltd., Class H	56,000	126,697
China State Construction International Holdings, Ltd.	42,000	30,035
China Taiping Insurance Holdings Co., Ltd.	31,400	105,472
China Telecom Corp., Ltd., Class H	234,000	110,713
China Unicom (Hong Kong), Ltd.	98,000	102,503
China Vanke Co., Ltd., Class H	26,700	82,447
CITIC Securities Co., Ltd., Class H	39,500	69,737
CITIC, Ltd.	75,000	112,688
CNOOC, Ltd.	261,000	444,478
Country Garden Holdings Co., Ltd.	129,000	138,824
Country Garden Services Holdings Co., Ltd.(1)	14,827	19,331
CRRC Corp., Ltd., Class H	79,750	70,042
CSPC Pharmaceutical Group, Ltd.	84,000	178,988
Ctrip.com International, Ltd. ADR(1)	5,900	196,352
Dongfeng Motor Group Co., Ltd., Class H	54,000	53,358
ENN Energy Holdings, Ltd.	14,000	119,456
Fullshare Holdings, Ltd.	160,000	62,505
Geely Automobile Holdings, Ltd.	80,000	154,160
GF Securities Co., Ltd., Class H	24,600	31,873
Great Wall Motor Co., Ltd., Class H	53,500	31,780
Guangdong Investment, Ltd.	48,000	85,933
Guangzhou Automobile Group Co., Ltd., Class H	74,400	75,408
Haitong Securities Co., Ltd., Class H	60,000	60,449
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	192,554
Hengan International Group Co., Ltd.	12,500	99,367
Huaneng Power International, Inc., Class H	96,000	53,511
Huatai Securities Co., Ltd., Class H(2)	34,000	54,738
Industrial & Commercial Bank of China, Ltd., Class H	1,061,000	719,859
JD.com, Inc. ADR(1)	10,624	249,877
Lenovo Group, Ltd.	160,000	102,047
NetEase, Inc. ADR	1,181	245,471
New China Life Insurance Co., Ltd., Class H	16,000	75,066
New Oriental Education & Technology Group, Inc. ADR(1)	2,374	138,903
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	52,761
PetroChina Co., Ltd., Class H	320,000	230,088
PICC Property & Casualty Co., Ltd., Class H	114,000	110,813
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	727,960
Semiconductor Manufacturing International Corp.(1)	7,300	6,030
Shenzhou International Group Holdings, Ltd.	12,000	133,039
SINA Corp.(1)	1,200	75,972

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

China (continued)
Sino Biopharmaceutical, Ltd.	135,000	$121,850
Sinopharm Group Co., Ltd., Class H	22,400	108,513
Sunac China Holdings, Ltd.	32,000	87,583
Sunny Optical Technology Group Co., Ltd.	17,000	148,425
TAL Education Group ADR(1)	4,548	131,801
Tencent Holdings, Ltd.	81,800	2,802,408
Vipshop Holdings, Ltd. ADR(1)	6,998	34,010
Want Want China Holdings, Ltd.	103,000	73,688
Weibo Corp. ADR(1)	120	7,081
Yum China Holdings, Inc.	7,500	270,600
YY, Inc. ADR(1)	600	38,340
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	58,967
		$17,780,575

Croatia — 1.5%
Adris Grupa DD, PFC Shares	9,000	$584,183
Ericsson Nikola Tesla DD	930	147,974
Hrvatski Telekom DD	52,252	1,217,893
Koncar-Elektroindustrija DD	1,480	140,163
Valamar Riviera DD	48,200	275,346
		$2,365,559

Cyprus — 1.5%
Bank of Cyprus Holdings PLC(1)(4)	482,403	$956,656
Bank of Cyprus Holdings PLC(1)(4)	751,987	1,511,616
		$2,468,272

Egypt — 3.4%
Abou Kir Fertilizers & Chemical Industries	257,600	$388,133
Alexandria Mineral Oils Co.	436,996	168,710
Commercial International Bank Egypt SAE	306,700	1,360,805
Credit Agricole Egypt SAE	315,572	706,178
Eastern Tobacco	410,875	363,955
Egyptian Financial Group-Hermes Holding Co.(1)	336,350	260,912
ElSewedy Electric Co.	489,400	411,136
Ezz Steel Co SAE(1)	157,535	158,935
Ghabbour Auto(1)	506,400	149,777
Heliopolis Housing	104,500	101,921
Juhayna Food Industries	360,800	193,293
Medinet Nasr Housing(1)	582,609	226,586
Palm Hills Developments SAE(1)	1,020,800	132,312
Qalaa Holdings SAE(1)	1,195,300	245,168
Six of October Development & Investment Co.(1)	197,700	164,496
Talaat Moustafa Group	742,600	376,542
Telecom Egypt	266,700	157,825
		$5,566,684

Security	Shares	Value

Georgia — 3.3%
Bank of Georgia Group PLC	92,860	$1,853,047
Georgia Capital PLC(1)	48,700	727,746
TBC Bank Group PLC	129,035	2,783,185
		$5,363,978

Iceland — 2.9%
Arion Banki HF(2)	779,277	$502,919
Eik Fasteignafelag HF(1)	1,866,700	113,728
Eimskipafelag Islands HF	407,000	594,194
Hagar HF	2,036,000	780,258
Kvika Banki HF(1)	191,704	11,746
Marel HF(1)	397,000	1,285,655
Reginn HF(1)	1,637,000	251,407
Reitir Fasteignafelag HF	1,043,000	611,771
Siminn HF	9,776,000	304,660
Sjova-Almennar Tryggingar HF	982,420	113,930
Tryggingamidstodin HF	521,400	115,672
Vatryggingafelag Islands HF	520,680	46,641
		$4,732,581

India — 5.3%
Adani Ports and Special Economic Zone, Ltd.	22,802	$98,254
Adani Power, Ltd.(1)	9,483	5,874
Ambuja Cements, Ltd.	21,000	55,908
Asian Paints, Ltd.	8,100	134,806
Aurobindo Pharma, Ltd.	7,300	78,722
Bajaj Auto, Ltd.	2,400	84,133
Bajaj Finance, Ltd.	4,600	147,112
Bajaj Finserv, Ltd.	1,200	87,254
Bharat Petroleum Corp., Ltd.	22,800	84,688
Bharti Airtel, Ltd.	34,700	136,874
Bharti Infratel, Ltd.	15,719	56,691
Cipla, Ltd.	9,500	80,421
Coal India, Ltd.	19,072	68,698
Dabur India, Ltd.	18,500	96,219
Dr. Reddy’s Laboratories, Ltd.	3,000	103,041
Eicher Motors, Ltd.	400	117,646
GAIL (India), Ltd.	22,754	115,529
Godrej Consumer Products, Ltd.	10,800	106,116
Grasim Industries, Ltd.	10,000	112,482
HCL Technologies, Ltd.	16,228	233,403
Hero MotoCorp, Ltd.	1,300	48,370
Hindalco Industries, Ltd.	30,900	92,005
Hindustan Petroleum Corp., Ltd.	19,000	57,575
Hindustan Unilever, Ltd.	17,900	391,847

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

India (continued)
Housing Development Finance Corp., Ltd.	22,890	$546,975
Indiabulls Housing Finance, Ltd.	8,300	93,324
Indian Oil Corp., Ltd.	38,400	71,762
Infosys, Ltd.	88,314	815,579
ITC, Ltd.	93,750	353,747
JSW Steel, Ltd.	25,000	114,575
Larsen & Toubro, Ltd.	14,250	249,935
LIC Housing Finance, Ltd.	12,100	67,085
Lupin, Ltd.	5,700	67,894
Mahindra & Mahindra, Ltd.	21,600	223,508
Maruti Suzuki India, Ltd.	2,900	258,845
Motherson Sumi Systems, Ltd.	40,725	89,797
Nestle India, Ltd.	700	95,831
Oil & Natural Gas Corp., Ltd.	34,800	72,016
Piramal Enterprises, Ltd.	2,702	78,651
Reliance Industries, Ltd.	68,600	982,010
Shree Cement, Ltd.	360	65,953
Shriram Transport Finance Co., Ltd.	6,100	95,295
Tata Consultancy Services, Ltd.	24,556	642,567
Tata Motors, Ltd.(1)	45,100	109,003
Tata Steel, Ltd.(4)	11,747	87,950
Tata Steel, Ltd.(4)	792	1,069
Tech Mahindra, Ltd.	15,900	160,160
Titan Co., Ltd.	10,400	118,579
UltraTech Cement, Ltd.	2,700	126,875
UPL, Ltd.	10,100	91,754
Vedanta, Ltd.	43,100	122,966
Wipro, Ltd.	25,471	114,302
Zee Entertainment Enterprises, Ltd.	16,300	99,089
		$8,610,764

Indonesia — 2.5%
Adaro Energy Tbk PT	717,400	$77,957
Astra International Tbk PT	834,900	434,286
Bank Central Asia Tbk PT	511,400	796,281
Bank Mandiri Persero Tbk PT	796,000	357,660
Bank Negara Indonesia Persero Tbk PT	345,100	166,630
Bank Rakyat Indonesia Persero Tbk PT	2,311,500	479,747
Bumi Serpong Damai Tbk PT(1)	436,800	31,712
Charoen Pokphand Indonesia Tbk PT	365,200	132,281
Gudang Garam Tbk PT	22,900	109,164
Hanjaya Mandala Sampoerna Tbk PT	470,400	115,773
Indofood CBP Sukses Makmur Tbk PT	120,400	70,741
Indofood Sukses Makmur Tbk PT	207,500	81,638
Kalbe Farma Tbk PT	1,009,100	91,016
Matahari Department Store Tbk PT	116,000	37,060

Security	Shares	Value

Indonesia (continued)
Perusahaan Gas Negara Persero Tbk PT	507,600	$74,340
Semen Indonesia Persero Tbk PT	145,300	86,151
Surya Citra Media Tbk PT	321,200	33,237
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	514,729
Unilever Indonesia Tbk PT	67,800	193,124
United Tractors Tbk PT	79,400	175,301
		$4,058,828

Kazakhstan — 3.3%
Central Asia Metals PLC	313,336	$868,414
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	167,650	1,909,111
Halyk Savings Bank of Kazakhstan JSC GDR(4)(5)	140,900	1,606,260
KAZ Minerals PLC	150,094	991,026
		$5,374,811

Kuwait — 6.4%
Agility Public Warehousing Co. KSC	343,465	$937,311
Alimtiaz Investment Group KSC	592,176	245,511
Boubyan Bank KSCP	335,129	579,949
Boubyan Petrochemicals Co. KSCP	84,500	283,518
Burgan Bank SAK	253,234	229,279
Gulf Bank KSCP	446,399	381,747
Humansoft Holding Co. KSC	37,305	374,237
Kuwait Finance House KSCP	1,065,129	2,058,425
Kuwait International Bank KSCP	206,418	161,660
Kuwait Projects Co. Holdings KSC	159,679	108,844
Mabanee Co. SAKC	163,064	327,435
Mezzan Holding Co. KSCC	109,132	226,392
Mobile Telecommunications Co.	794,283	1,164,444
National Bank of Kuwait SAK	1,088,434	2,943,971
National Industries Group Holding SAK	438,000	223,131
Warba Bank KSCP(1)	242,700	181,221
		$10,427,075

Mauritius — 2.4%
Alteo, Ltd.	189,877	$133,891
CIEL, Ltd.	1,093,473	219,514
ENL Land, Ltd.	112,264	174,069
Gamma Civic, Ltd.	107,086	118,620
Lux Island Resorts, Ltd.	66,516	151,585
MCB Group, Ltd.	303,608	2,412,283
New Mauritius Hotels, Ltd.	263,068	169,781
Rogers & Co., Ltd.	187,150	196,737
Sun, Ltd., Class A	156,512	227,619
Terra Mauricia, Ltd.	182,256	127,705
		$3,931,804

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Pakistan — 0.1%
Bank Alfalah, Ltd.	23,500	$9,340
Pakistan Oilfields, Ltd.	6,660	27,309
Pakistan State Oil Co., Ltd.	14,560	30,726
		$67,375

Peru — 3.0%
Alicorp SAA	129,300	$373,921
Cementos Pacasmayo SAA	85,338	173,384
Cia de Minas Buenaventura SA ADR	33,180	459,211
Credicorp, Ltd.	7,166	1,617,438
Engie Energia Peru SA	79,000	145,277
Ferreycorp SAA	529,200	331,191
Grana y Montero SAA ADR(1)	101,500	319,725
InRetail Peru Corp.(1)(2)	22,000	567,600
Southern Copper Corp.	10,302	394,979
Union Andina de Cementos SAA	308,000	192,757
Volcan Cia Minera SAA, Class B	1,145,200	210,596
		$4,786,079

Serbia — 4.5%
Aerodrom Nikola Tesla AD Beograd(1)	48,173	$776,288
Energoprojekt Holding AD Beograd(1)	74,772	501,179
Komercijalna Banka AD Beograd(1)	130,558	2,624,825
MESSER Tehnogas AD Beograd(1)	200	20,834
Metalac AD(1)	53,233	1,036,362
NIS AD Novi Sad	342,465	2,248,942
		$7,208,430

Singapore — 0.9%
Yoma Strategic Holdings, Ltd.	8,240,033	$1,518,756
		$1,518,756

South Korea — 11.2%
AMOREPACIFIC Corp.	1,031	$139,300
AMOREPACIFIC Group	1,208	66,211
Celltrion Healthcare Co., Ltd.(1)	1,378	77,267
Celltrion, Inc.(1)	2,914	557,495
CJ CheilJedang Corp.	360	102,690
Coway Co., Ltd.	1,881	116,074
DB Insurance Co., Ltd.	2,130	134,273
E-MART, Inc.	775	139,421
GS Holdings Corp.	2,070	88,344
Hankook Tire Co., Ltd.	3,265	118,750
Hanmi Pharm Co., Ltd.	260	89,224

Security	Shares	Value

South Korea (continued)
HLB, Inc.(1)	1,320	$101,395
Hotel Shilla Co., Ltd.	1,249	78,716
Hyundai Engineering & Construction Co., Ltd.	2,997	121,115
Hyundai Heavy Industries Co., Ltd.(1)	1,443	158,734
Hyundai Heavy Industries Holdings Co., Ltd.(1)	439	137,953
Hyundai Mobis Co., Ltd.	2,156	360,142
Hyundai Motor Co.	4,770	446,772
Hyundai Motor Co., Second PFC Shares	1,675	104,256
Hyundai Steel Co.	3,421	125,538
Industrial Bank of Korea	9,960	130,063
Kakao Corp.	1,706	137,903
Kangwon Land, Inc.	5,696	144,234
Kia Motors Corp.	8,940	223,462
Korea Aerospace Industries, Ltd.(1)	3,184	81,106
Korea Electric Power Corp.	8,392	200,455
Korea Investment Holdings Co., Ltd.	1,826	95,493
Korea Zinc Co., Ltd.	367	122,401
KT&G Corp.	3,649	325,386
LG Chem, Ltd.	1,446	441,862
LG Corp.	3,208	186,906
LG Display Co., Ltd.	8,699	126,931
LG Electronics, Inc.	3,573	199,748
LG Household & Health Care, Ltd.	293	269,444
Lotte Chemical Corp.	611	141,167
Medy-Tox, Inc.	173	70,872
Mirae Asset Daewoo Co., Ltd.	16,931	96,079
Mirae Asset Daewoo Co., Ltd., Second PFC Shares	2,304	7,263
Naver Corp.	5,045	508,053
NCsoft Corp.	613	231,688
Netmarble Corp.(2)	1,128	111,412
Orion Corp. of Republic of Korea	900	75,347
POSCO	2,738	626,709
S-Oil Corp.	1,759	191,946
Samsung Biologics Co., Ltd.(1)(2)	540	184,831
Samsung C&T Corp.	2,448	234,293
Samsung Electro-Mechanics Co., Ltd.	1,889	197,182
Samsung Electronics Co., Ltd.	141,930	5,313,262
Samsung Electronics Co., Ltd., PFC Shares	28,930	912,763
Samsung Fire & Marine Insurance Co., Ltd.	1,045	255,699
Samsung Heavy Industries Co., Ltd.(1)	15,800	96,937
Samsung Life Insurance Co., Ltd.	2,384	192,879
Samsung SDI Co., Ltd.	1,758	365,601
Samsung SDS Co., Ltd.	1,162	197,660
Shinsegae, Inc.	362	82,652
SillaJen, Inc.(1)	2,033	123,641
SK Holdings Co., Ltd.	1,072	246,834

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

South Korea (continued)
SK Hynix, Inc.	18,752	$1,129,346
SK Innovation Co., Ltd.	2,001	375,528
SK Telecom Co., Ltd.	827	194,312
ViroMed Co., Ltd.(1)	570	93,916
		$18,206,936

Sri Lanka — 1.8%
Access Engineering PLC	1,668,000	$149,805
Ceylon Cold Stores PLC	16,000	66,828
Commercial Bank of Ceylon PLC	471,000	321,554
Dialog Axiata PLC	1,485,330	97,222
Hatton National Bank PLC	258,132	308,561
Hayleys PLC	27,400	30,614
Hemas Holdings PLC	210,485	101,916
John Keells Holdings PLC	967,600	831,905
Lion Brewery Ceylon PLC	20,200	69,060
Melstacorp PLC(1)	200,000	55,683
Royal Ceramics Lanka PLC	80,669	36,265
Sampath Bank PLC(1)	211,138	277,392
Softlogic Life Insurance PLC(1)	2,500,000	441,893
Tokyo Cement Co Lanka PLC	1,143,000	169,107
		$2,957,805

Taiwan — 4.4%
Advantech Co., Ltd.	7,699	$53,124
ASE Technology Holding Co., Ltd.	61,358	123,754
Asia Cement Corp.	52,000	55,134
Asustek Computer, Inc.	12,000	88,983
AU Optronics Corp.	156,000	60,950
Catcher Technology Co., Ltd.	12,000	121,334
Cathay Financial Holding Co., Ltd.	134,000	212,748
Cheng Shin Rubber Industry Co., Ltd.	28,000	39,504
China Steel Corp.	210,000	165,857
Chunghwa Telecom Co., Ltd.	64,000	226,058
Compal Electronics, Inc.	95,000	52,476
Delta Electronics, Inc.	33,680	141,766
Far Eastern New Century Corp.	59,700	60,047
Far EasTone Telecommunications Co., Ltd.	32,000	76,255
Formosa Chemicals & Fibre Corp.	59,000	214,114
Formosa Petrochemical Corp.	22,000	86,851
Formosa Plastics Corp.	70,000	228,906
Foxconn Technology Co., Ltd.	18,291	38,840
Fubon Financial Holding Co., Ltd.	112,000	175,717
Hon Hai Precision Industry Co., Ltd.	200,508	510,403
Hotai Motor Co., Ltd.	5,000	34,597

Security	Shares	Value

Taiwan (continued)
Innolux Corp.	180,000	$54,656
Largan Precision Co., Ltd.	2,000	218,527
Nan Ya Plastics Corp.	85,000	211,736
Pegatron Corp.	30,000	54,817
Pou Chen Corp.	42,000	42,619
President Chain Store Corp.	10,000	113,122
Quanta Computer, Inc.	51,000	80,667
Shin Kong Financial Holding Co., Ltd.	180,522	59,519
Taiwan Cement Corp.	73,700	82,845
Taiwan Mobile Co., Ltd.	31,000	110,773
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	2,980,431
Uni-President Enterprises Corp.	82,960	201,083
United Microelectronics Corp.	220,000	83,838
Yuanta Financial Holding Co., Ltd.	158,675	77,163
		$7,139,214

Thailand — 0.3%
Mega Lifesciences PCL	436,400	$495,870
		$495,870

United Arab Emirates — 0.1%
Orascom Construction, Ltd.	16,400	$107,076
		$107,076

Vietnam — 10.6%
Bao Viet Holdings	43,700	$184,221
Binh Minh Plastics JSC	62,900	154,097
Century Synthetic Fiber Corp.	6	5
Coteccons Construction JSC	24,000	150,036
Danang Rubber JSC	6	5
Domesco Medical Import Export JSC	59,000	197,842
FPT Corp.	122,318	220,421
Gemadept Corp.	61,050	71,856
HA TIEN 1 Cement JSC	87,880	45,872
Ho Chi Minh City Infrastructure Investment JSC(1)	262,900	268,169
Ho Chi Minh City Securities Corp.	38,400	90,530
Hoa Binh Construction Group JSC	77,600	70,920
Hoa Phat Group JSC(1)	795,140	1,375,820
Hoa Sen Group	157,327	62,417
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	125,191
Hoang Huy Investment Financial Services JSC	167,400	146,269
Imexpharm Pharmaceutical JSC	37,445	83,879
KIDO Group Corp.	106,100	117,908
Kinh Bac City Development Share Holding Corp.(1)	202,100	105,104
Masan Group Corp.(1)	548,450	1,957,109

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Security	Shares	Value

Vietnam (continued)
Mobile World Investment Corp.	40,000	$193,271
Nam Long Investment Corp.	161,476	213,148
No Va Land Investment Group Corp.(1)	248,890	757,799
Pan Group JSC (The)(1)	56,750	116,997
PetroVietnam Ca Mau Fertilizer JSC	121,700	51,206
PetroVietnam Drilling & Well Services JSC(1)	160,214	113,386
PetroVietnam Fertilizer & Chemical JSC	149,250	120,387
PetroVietnam Gas JSC	45,000	200,379
PetroVietnam Nhon Trach 2 Power JSC	90,300	95,459
PetroVietnam Technical Services Corp.	315,543	256,216
Pha Lai Thermal Power JSC	82,000	62,728
Phat Dat Real Estate Development Corp.(1)	83,100	94,173
Refrigeration Electrical Engineering Corp.	143,700	207,466
Saigon - Hanoi Commercial Joint Stock Bank(1)	23,340	7,707
Saigon Beer Alcohol Beverage Corp.	49,600	473,369
Saigon Securities, Inc.	262,330	323,392
Thanh Thanh Cong - Bien Hoa JSC(1)	120,800	107,304
Tien Phong Plastic JSC	22,600	44,520
TNG Investment & Trading JSC(1)	12	9
Traphaco JSC	9	30
Van Phu - Invest Investment JSC	51,300	93,111
Vicostone JSC	28,400	89,116
Viet Capital Securities JSC	282,825	636,466
Vietnam Construction and Import-Export JSC	98,800	78,417
Vietnam Dairy Products JSC	335,908	1,675,927
Vietnam Electrical Equipment JSC	131,600	144,100
Vietnam National Petroleum Group	56,100	142,904
Vietnam Prosperity JSC Bank(1)	1,755,487	1,721,837
Vietnam Technological & Commercial Joint Stock Bank(1)	1,608,600	1,983,266
Vingroup JSC(1)	399,041	1,671,190
Vinh Hoan Corp.	37,100	149,793
		$17,252,744

Total Common Stocks (identified cost $135,384,086)		$141,594,137

Rights — 0.0%(6)
Security	Shares	Value

Egypt — 0.0%(6)
Palm Hills Developments SAE, Exp. 11/15/18(1)	340,266	$5,070
		$5,070

Total Rights (identified cost $0)		$5,070

Short-Term Investments — 11.3%

U.S. Treasury Obligations — 1.9%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 11/1/18(7)	$1,500	$1,500,000
U.S. Treasury Bill, 0.00%, 1/10/19	1,500	1,493,517

Total U.S. Treasury Obligations (identified cost $2,993,541)		$2,993,517

Other — 9.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.28%(8)	15,307,419	$15,305,888

Total Other (identified cost $15,307,380)		$15,305,888

Total Short-Term Investments (identified cost $18,300,921)		$18,299,405

Total Investments — 98.6% (identified cost $153,685,007)		$159,898,612

Other Assets, Less Liabilities — 1.4%		$2,269,897

Net Assets — 100.0%		$162,168,509

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2018, the aggregate value of these securities is $1,457,152 or 0.9% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).

(4)	Securities are traded on separate exchanges for the same entity.

(5)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2018, the aggregate value of these securities is $3,515,371 or 2.2% of the Portfolio’s net assets.

(6)	Amount is less than 0.05%.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2018.

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	29.0%	$46,958,948
Information Technology	10.4	16,853,478
Communication Services	7.2	11,719,342
Industrials	7.0	11,397,853
Consumer Staples	7.0	11,351,571
Consumer Discretionary	6.3	10,291,029
Materials	6.3	10,202,906
Energy	5.4	8,698,792
Real Estate	4.7	7,597,713
Utilities	2.2	3,643,612
Health Care	1.8	2,883,963
Short-Term Investments	11.3	18,299,405
Total Investments	98.6%	$159,898,612

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

KRW	136,000,000	USD	122,302	JPMorgan Chase Bank, N.A.	1/14/19	$—	$(2,869)
KRW	824,000,000	USD	741,007	JPMorgan Chase Bank, N.A.	1/14/19	—	(17,386)
USD	4,254,129	KRW	4,714,000,000	Goldman Sachs International	1/14/19	114,381	—
USD	6,652,911	KRW	7,416,000,000	JPMorgan Chase Bank, N.A.	1/14/19	140,316	—
EUR	61,069	USD	70,266	Citibank, N.A.	1/29/19	—	(532)
EUR	74,181	USD	85,354	Citibank, N.A.	1/29/19	—	(646)
USD	6,752,478	EUR	5,868,594	Citibank, N.A.	1/29/19	51,131	—
USD	6,155,110	EUR	5,349,420	Citibank, N.A.	1/29/19	46,608	—
USD	3,851,871	EUR	3,347,670	Citibank, N.A.	1/29/19	29,167	—
USD	2,794,729	EUR	2,428,905	Citibank, N.A.	1/29/19	21,162	—
USD	2,538,061	EUR	2,205,834	Citibank, N.A.	1/29/19	19,219	—
USD	30,444	EUR	26,459	Citibank, N.A.	1/29/19	231	—
USD	36,227	EUR	31,631	Standard Chartered Bank	1/29/19	108	—
CNH	10,300,000	USD	1,479,609	Citibank, N.A.	6/28/19	—	(16,215)
USD	27,101,854	CNH	181,000,000	BNP Paribas	6/28/19	1,385,901	—

						$1,808,224	$(37,648)

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Portfolio of Investments — continued

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Net Unrealized Depreciation

Equity Futures
MSCI Emerging Markets Index	267	Long	12/21/18	$12,771,945	$(989,235)

					$(989,235)

Abbreviations:

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

Currency Abbreviations:

CNH	–	Yuan Renminbi Offshore
EUR	–	Euro
KRW	–	South Korean Won
USD	–	United States Dollar

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Statement of Assets and Liabilities

Assets	October 31, 2018
Unaffiliated investments, at value (identified cost, $138,377,627)	$144,592,724
Affiliated investment, at value (identified cost, $15,307,380)	15,305,888
Cash	961,285
Deposits for derivatives collateral — forward foreign currency exchange contracts	1,270,000
Foreign currency, at value (identified cost, $1,158,984)	1,122,579
Dividends receivable	109,264
Dividends receivable from affiliated investment	20,256
Receivable for variation margin on open financial futures contracts	146,827
Receivable for open forward foreign currency exchange contracts	1,808,224
Other assets	25,591
Total assets	$165,362,638

Liabilities
Cash collateral due to brokers	$1,270,000
Payable for investments purchased	1,534,361
Payable for open forward foreign currency exchange contracts	37,648
Payable to affiliates:
Investment adviser fee	138,054
Trustees’ fees	626
Accrued foreign capital gains taxes	29,803
Accrued expenses	183,637
Total liabilities	$3,194,129
Net Assets applicable to investors’ interest in Portfolio	$162,168,509

25	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Statement of Operations

Investment Income	Year Ended October 31, 2018
Dividends (net of foreign taxes, $378,209)	$3,604,802
Dividends from affiliated investment	177,353
Interest (net of foreign taxes, $21)	25,344
Total investment income	$3,807,499

Expenses
Investment adviser fee	$1,710,580
Trustees’ fees and expenses	7,502
Custodian fee	324,887
Legal and accounting services	62,724
Miscellaneous	38,425
Total expenses	$2,144,118

Net investment income	$1,663,381

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $99,623)	$2,258,369
Investment transactions — affiliated investment	462
Financial futures contracts	(1,058,539)
Foreign currency transactions	211,478
Forward foreign currency exchange contracts	2,145,459
Net realized gain	$3,557,229
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $18,126)	$(24,799,598)
Investments — affiliated investment	(1,199)
Financial futures contracts	(1,226,725)
Foreign currency	(22,026)
Forward foreign currency exchange contracts	1,276,126
Net change in unrealized appreciation (depreciation)	$(24,773,422)

Net realized and unrealized loss	$(21,216,193)

Net decrease in net assets from operations	$(19,552,812)

26	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2018	2017
From operations —
Net investment income	$1,663,381	$1,530,397
Net realized gain (loss)	3,557,229	(27,489)
Net change in unrealized appreciation (depreciation)	(24,773,422)	29,698,566
Net increase (decrease) in net assets from operations	$(19,552,812)	$31,201,474
Capital transactions —
Contributions	$27,925,363	$14,723,397
Withdrawals	(10,506,948)	(5,790,127)
Net increase in net assets from capital transactions	$17,418,415	$8,933,270

Net increase (decrease) in net assets	$(2,134,397)	$40,134,744

Net Assets
At beginning of year	$164,302,906	$124,168,162
At end of year	$162,168,509	$164,302,906

27	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2018	2017	2016	2015	2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.25%	1.29%	1.30%	1.32%	1.63%
Net investment income (loss)	0.97%	1.10%	0.92%	1.61%	(0.19)%
Portfolio Turnover	39%	32%	40%	27%	112%

Total Return	(11.06)%	24.59%	5.75%	(14.05)%	1.10%

Net assets, end of year (000’s omitted)	$162,169	$164,303	$124,168	$113,782	$50,560

(1)	The Portfolio commenced operations on November 1, 2013.

(2)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

28	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

October 31, 2018

Notes to Financial Statements

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2018, Eaton Vance Emerging and Frontier Countries Equity Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Foreign ownership of shares of certain Vietnamese companies may be subject to limitations. When foreign ownership of such a Vietnamese company’s shares approaches the limitation, foreign investors may be willing to pay a premium to the local share price to acquire shares from other foreign investors. Such shares are valued at a premium to the closing exchange based upon the average of recent foreign investor trades. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

29

Global Macro Capital Opportunities Portfolio

October 31, 2018

Notes to Financial Statements — continued

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of October 31, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended October 31, 2018, the Portfolio’s investment adviser fee amounted to $1,710,580 or 1.00% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their

30

Global Macro Capital Opportunities Portfolio

October 31, 2018

Notes to Financial Statements — continued

annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $73,355,000 and $60,110,614, respectively, for the year ended October 31, 2018.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$154,275,257

Gross unrealized appreciation	$21,420,770
Gross unrealized depreciation	(15,797,415)

Net unrealized appreciation	$5,623,355

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2018 is included in the Portfolio of Investments. At October 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2018, the fair value of derivatives with credit-related contingent features in a net liability position was $37,648. At October 31, 2018, there were no assets pledged by the Portfolio for such liability.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is

31

Global Macro Capital Opportunities Portfolio

October 31, 2018

Notes to Financial Statements — continued

subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2018 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2018.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$—		$(989,235	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	1,808,224	(2)	(37,648	)(3)

Total		$1,808,224		$(1,026,883)

Derivatives not subject to master netting or similar agreements		$—		$(989,235)

Total Derivatives subject to master netting or similar agreements		$1,808,224		$(37,648)

(1)

Amount represents cumulative unrealized depreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable for variation margin on open financial futures contracts.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2018.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

BNP Paribas	$1,385,901	$—	$—	$(1,190,000)	$195,901
Citibank, N.A.	167,518	(17,393)	—	—	150,125
Goldman Sachs International	114,381	—	—	—	114,381
JPMorgan Chase Bank, N.A.	140,316	(20,255)	—	(80,000)	40,061
Standard Chartered Bank	108	—	—	—	108

	$1,808,224	$(37,648)	$—	$(1,270,000)	$500,576

32

Global Macro Capital Opportunities Portfolio

October 31, 2018

Notes to Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Citibank, N.A.	$(17,393)	$17,393	$—	$—	$—
JPMorgan Chase Bank, N.A.	(20,255)	20,255	—	—	—

	$(37,648)	$37,648	$—	$—	$—

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2018 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Equity Price	Financial futures contracts	$(1,058,539)	$(1,226,725)
Foreign Exchange	Forward foreign currency exchange contracts	2,145,459	1,276,126

Total		$1,086,920	$49,401

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Forward foreign currency exchange contracts, respectively.

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2018, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*

$13,058,000	$53,136,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 29, 2019. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2018.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and

33

Global Macro Capital Opportunities Portfolio

October 31, 2018

Notes to Financial Statements — continued

financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$6,329,104	$76,942,020	$192,554	$83,463,678
Emerging Europe	11,746	22,127,074	—	22,138,820
Latin America	15,959,000	—	—	15,959,000
Middle East/Africa	—	20,032,639	—	20,032,639

Total Common Stocks	$22,299,850	$119,101,733 **	$192,554	$141,594,137

Rights	$5,070	$—	$—	$5,070
Short-Term Investments —
U.S. Treasury Obligations	—	2,993,517	—	2,993,517
Other	—	15,305,888	—	15,305,888

Total Investments	$22,304,920	$137,401,138	$192,554	$159,898,612

Forward Foreign Currency Exchange Contracts	$—	$1,808,224	$—	$1,808,224

Total	$22,304,920	$139,209,362	$192,554	$161,706,836

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(37,648)	$—	$(37,648)
Futures Contracts	(989,235)	—	—	(989,235)

Total	$(989,235)	$(37,648)	$—	$(1,026,883)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2018 is not presented.

34

Global Macro Capital Opportunities Portfolio

October 31, 2018

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Capital Opportunities Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Global Macro Capital Opportunities Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

December 14, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

35

Eaton Vance Emerging and Frontier Countries Equity Fund

Global Macro Capital Opportunities Portfolio

October 31, 2018

Special Meeting of Shareholders (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund

The Fund held a Special Meeting of Shareholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund were as follows:

Nominee for Trustee	Number of Shares
	For	Withheld

Mark R. Fetting	15,111,528	5,803
Keith Quinton	15,111,528	5,803
Marcus L. Smith	15,111,528	5,803
Susan J. Sutherland	15,111,528	5,803
Scott E. Wennerholm	15,111,528	5,803

Results are rounded to the nearest whole number.

Each nominee was also elected a Trustee of Global Macro Capital Opportunities Portfolio.

Global Macro Capital Opportunities Portfolio

The Portfolio held a Special Meeting of Interestholders on September 20, 2018 to elect the five Trustees listed below. The other Trustees named herein continue to serve as Trustees. The results of the vote with respect to the Fund’s interest in the Portfolio were as follows:

Nominee for Trustee	Interest in the Portfolio
	For	Withheld

Mark R. Fetting	100%	0%
Keith Quinton	100%	0%
Marcus L. Smith	100%	0%
Susan J. Sutherland	100%	0%
Scott E. Wennerholm	100%	0%

Results are rounded to the nearest whole number.

36

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2018

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Capital Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 174 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 174 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. None.

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

37

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) None.

Keith Quinton(3) 1958	Trustee	2018

Independent Investment Committee Member at New Hampshire Retirement System (since 2017). Advisory Committee member at Northfield Information Services, Inc. (risk management analytics provider) (since 2016). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).

Directorships in the Last Five Years. Director of New Hampshire Municipal Bond Bank (since 2016).

Marcus L. Smith(3) 1966	Trustee	2018

Member of Posse Boston Advisory Board (foundation) (since 2015); Trustee at University of Mount Union (since 2008). Formerly, Portfolio Manager at MFS Investment Management (investment management firm) (1994-2017).

Directorships in the Last Five Years. Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Director of DCT Industrial Trust Inc. (logistics real estate company) (since 2017).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006). Ms. Taggart has apprised the Board of Trustees that she intends to retire as a Trustee of all Eaton Vance Funds effective December 31, 2018.

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009).

Scott E. Wennerholm 1959	Trustee	2016

Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

38

Eaton Vance

Emerging and Frontier Countries Equity Fund

October 31, 2018

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(4)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees

Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman, Quinton, Smith and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

20357    10.31.18

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated George J. Gorman and William H. Park, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years October 31, 2017 and October 31, 2018 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Year Ended	10/31/17	10/31/18
Audit Fees	$41,200	$41,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$23,130	$18,810
All Other Fees(3)	$0	$0

Total	$64,330	$60,010

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2017 and October 31, 2018; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Year Ended	10/31/17	10/31/18
Registrant	$23,130	$18,810
Eaton Vance(1)	$148,018	$126,485

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 21, 2018

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 21, 2018